RISK MANAGEMENT POLICIES (Tables) - Codere Online Business [Member]	12 Months Ended
Dec. 31, 2020
Reserve Quantities [Line Items]
Disclosure of foreign currencies

	Current assets	Current liabilities
ILS	351	292
COP	1,187	743
MXN	5,047	2,925
Total	6,585	3,960

12/31/2019

	Current assets	Current liabilities
ILS	276	270
COP	21	612
GBP	7	235
MXN	1,690	1,585
Total	1,994	2,701

01/01/2019

	Current assets	Current liabilities
ILS	380	474
MXN	—	683
Total	380	1,157

Disclosure of sensitivity analysis

Thousands of euros		Sensitivity -10%		Sensitivity +10%
Currency	Exchange rate 12/31/2020	Income statement	Equity	Income statement	Equity
COP/EUR	4,212.0	(44)	—	44	—
MXN/EUR	24.5	(212)	—	212	—
ILS/EUR	3.9	(6)	—	6	—

Thousands of euros		Sensitivity -10%		Sensitivity +10%
Currency	Exchange rate 12/31/2019	Income statement	Equity	Income statement	Equity
COP/EUR	3,681.5	59	—	(59)	—
MXN/EUR	21.2	(11)	—	11	—
GBP/EUR	0.8	21	—	(21)	—
ILS/EUR	3.9	(1)	—	1	—

Thousands of euros		Sensitivity -10%		Sensitivity +10%
Currency	Exchange rate 01/01/2019	Income statement	Equity	Income statement	Equity
MXN/EUR	22.5	68	—	(68)	—
ILS/EUR	4.3	9	—	(9)	—